Loans, net - Summary of Expected Credit Losses by Economic Sector for Direct Loans (Detail) - Direct Loans [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 44,688,222	S/ 43,081,904
Expected credit loss	S/ 2,064,917	S/ 2,984,851
Percentage expected credit loss	4.60%	6.90%
Consumer Loan [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 12,514,499	S/ 11,416,175
Expected credit loss	S/ 1,401,681	S/ 2,413,393
Percentage expected credit loss	11.20%	21.10%
Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 8,552,304	S/ 7,721,267
Expected credit loss	S/ 155,200	S/ 187,984
Percentage expected credit loss	1.80%	2.40%
Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 5,187,886	S/ 5,341,880
Expected credit loss	S/ 251,958	S/ 165,338
Percentage expected credit loss	4.90%	3.10%
Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,751,212	S/ 4,135,394
Expected credit loss	S/ 53,630	S/ 56,776
Percentage expected credit loss	1.10%	1.40%
Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,009,559	S/ 4,022,990
Expected credit loss	S/ 62,835	S/ 36,499
Percentage expected credit loss	1.60%	0.90%
Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,509,789	S/ 1,837,173
Expected credit loss	S/ 50,867	S/ 44,419
Percentage expected credit loss	3.40%	2.40%
Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,777,363	S/ 1,483,220
Expected credit loss	S/ 4,561	S/ 3,626
Percentage expected credit loss	0.30%	0.20%
Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 919,513	S/ 1,072,390
Expected credit loss	S/ 3,456	S/ 10,235
Percentage expected credit loss	0.40%	1.00%
Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 694,507	S/ 938,047
Expected credit loss	S/ 17,941	S/ 17,589
Percentage expected credit loss	2.60%	1.90%
Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 771,912	S/ 936,383
Expected credit loss	S/ 38,979	S/ 23,883
Percentage expected credit loss	5.00%	2.60%
Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,999,678	S/ 4,176,985
Expected credit loss	S/ 23,809	S/ 25,109
Percentage expected credit loss	0.60%	0.60%
Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 40,522,481	S/ 34,893,278
Expected credit loss	S/ 956,456	S/ 180,241
Percentage expected credit loss	2.40%	0.50%
Stage 1 [member] | Consumer Loan [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 11,368,625	S/ 7,681,889
Expected credit loss	S/ 802,421	S/ 85,321
Percentage expected credit loss	7.10%	1.10%
Stage 1 [member] | Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 7,984,860	S/ 6,320,420
Expected credit loss	S/ 12,669	S/ 11,123
Percentage expected credit loss	0.20%	0.20%
Stage 1 [member] | Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,312,851	S/ 4,507,639
Expected credit loss	S/ 66,774	S/ 24,187
Percentage expected credit loss	1.50%	0.50%
Stage 1 [member] | Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,302,980	S/ 3,620,700
Expected credit loss	S/ 15,944	S/ 10,973
Percentage expected credit loss	0.40%	0.30%
Stage 1 [member] | Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,730,237	S/ 3,744,307
Expected credit loss	S/ 22,647	S/ 15,209
Percentage expected credit loss	0.60%	0.40%
Stage 1 [member] | Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,212,288	S/ 1,374,402
Expected credit loss	S/ 13,393	S/ 6,146
Percentage expected credit loss	1.10%	0.40%
Stage 1 [member] | Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,726,488	S/ 1,379,700
Expected credit loss	S/ 2,547	S/ 1,726
Percentage expected credit loss	0.10%	0.10%
Stage 1 [member] | Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 863,358	S/ 757,907
Expected credit loss	S/ 2,856	S/ 1,291
Percentage expected credit loss	0.30%	0.20%
Stage 1 [member] | Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 487,331	S/ 837,719
Expected credit loss	S/ 3,701	S/ 13,063
Percentage expected credit loss	0.80%	1.60%
Stage 1 [member] | Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 651,956	S/ 662,430
Expected credit loss	S/ 4,747	S/ 3,806
Percentage expected credit loss	0.70%	0.60%
Stage 1 [member] | Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,881,507	S/ 4,006,165
Expected credit loss	S/ 8,757	S/ 7,396
Percentage expected credit loss	0.20%	0.20%
Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 2,853,565	S/ 5,744,690
Expected credit loss	S/ 404,881	S/ 1,145,207
Percentage expected credit loss	14.20%	19.90%
Stage 2 [member] | Consumer Loan [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 790,914	S/ 2,030,679
Expected credit loss	S/ 263,219	S/ 901,602
Percentage expected credit loss	33.30%	44.40%
Stage 2 [member] | Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 298,916	S/ 957,367
Expected credit loss	S/ 42,681	S/ 62,782
Percentage expected credit loss	14.30%	6.60%
Stage 2 [member] | Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 587,020	S/ 713,080
Expected credit loss	S/ 56,404	S/ 88,353
Percentage expected credit loss	9.60%	12.40%
Stage 2 [member] | Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 357,496	S/ 454,798
Expected credit loss	S/ 8,059	S/ 24,617
Percentage expected credit loss	2.30%	5.40%
Stage 2 [member] | Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 183,600	S/ 251,939
Expected credit loss	S/ 9,045	S/ 12,549
Percentage expected credit loss	4.90%	5.00%
Stage 2 [member] | Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 201,274	S/ 411,371
Expected credit loss	S/ 8,637	S/ 22,008
Percentage expected credit loss	4.30%	5.30%
Stage 2 [member] | Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 39,153	S/ 103,184
Expected credit loss	S/ 342	S/ 1,781
Percentage expected credit loss	0.90%	1.70%
Stage 2 [member] | Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 55,895	S/ 314,483
Expected credit loss	S/ 439	S/ 8,944
Percentage expected credit loss	0.80%	2.80%
Stage 2 [member] | Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 172,016	S/ 98,070
Expected credit loss	S/ 1,789	S/ 3,318
Percentage expected credit loss	1.00%	3.40%
Stage 2 [member] | Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 69,781	S/ 245,735
Expected credit loss	S/ 9,451	S/ 4,683
Percentage expected credit loss	13.50%	1.90%
Stage 2 [member] | Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 97,500	S/ 163,984
Expected credit loss	S/ 4,815	S/ 14,570
Percentage expected credit loss	4.90%	8.90%
Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,312,176	S/ 2,443,936
Expected credit loss	S/ 703,580	S/ 1,659,403
Percentage expected credit loss	53.60%	67.90%
Stage 3 [member] | Consumer Loan [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 354,960	S/ 1,703,607
Expected credit loss	S/ 336,041	S/ 1,426,470
Percentage expected credit loss	94.70%	83.70%
Stage 3 [member] | Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 268,528	S/ 443,480
Expected credit loss	S/ 99,850	S/ 114,079
Percentage expected credit loss	37.20%	25.70%
Stage 3 [member] | Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 288,015	S/ 121,161
Expected credit loss	S/ 128,780	S/ 52,798
Percentage expected credit loss	44.70%	43.60%
Stage 3 [member] | Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 90,736	S/ 59,896
Expected credit loss	S/ 29,627	S/ 21,186
Percentage expected credit loss	32.70%	35.40%
Stage 3 [member] | Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 95,722	S/ 26,744
Expected credit loss	S/ 31,143	S/ 8,741
Percentage expected credit loss	32.50%	32.70%
Stage 3 [member] | Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 96,227	S/ 51,400
Expected credit loss	S/ 28,837	S/ 16,265
Percentage expected credit loss	30.00%	31.60%
Stage 3 [member] | Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 11,722	S/ 336
Expected credit loss	S/ 1,672	S/ 119
Percentage expected credit loss	14.30%	35.40%
Stage 3 [member] | Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 260	S/ 0
Expected credit loss	S/ 161	S/ 0
Percentage expected credit loss	61.90%	0.00%
Stage 3 [member] | Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 35,160	S/ 2,258
Expected credit loss	S/ 12,451	S/ 1,208
Percentage expected credit loss	35.40%	53.50%
Stage 3 [member] | Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 50,175	S/ 28,218
Expected credit loss	S/ 24,781	S/ 15,394
Percentage expected credit loss	49.40%	54.60%
Stage 3 [member] | Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 20,671	S/ 6,836
Expected credit loss	S/ 10,237	S/ 3,143
Percentage expected credit loss	49.50%	46.00%